Supplement dated November 13, 2002*
         to the following prospectuses for use in the State of Alabama:
     Evergreen Essential(SM) Variable Annuity dated July 19, 2002 -- 45276 A Evergreen New Solutions Variable Annuity dated July 19, 2002 -- 45272 A

For contracts issued in the state of Alabama, purchase payments are limited and may not be made after the first contract anniversary.

                       THIS SUPPLEMENT SHOULD BE RETAINED
                 WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.


45272-2 A (11/02)

* Valid until April 30, 2003